Annual Total Returns- JPMorgan Floating Rate Income Fund (R6 Shares) [BarChart] - R6 Shares - JPMorgan Floating Rate Income Fund - Class R6	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	9.10%	5.65%	0.42%	(2.27%)	8.82%	3.16%	(0.20%)	7.26%	1.36%